QRAFT AI-ENHANCED U.S. LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Common Stocks — 99.8%	Shares	Fair Value
Communications — 10.7%
Alphabet, Inc., Class A	1,353	$ 259,641
AT&T, Inc.	1,601	43,883
Booking Holdings, Inc.	20	110,081
Comcast Corporation, Class A	845	28,079
DoorDash, Inc., Class A(a)	377	94,344
Electronic Arts, Inc.	500	76,245
Expedia Group, Inc.	28	5,046
GoDaddy, Inc., Class A(a)	425	68,672
Match Group, Inc.	56	1,919
Meta Platforms, Inc., Class A	591	457,103
Netflix, Inc.(a)	149	172,751
News Corporation, Class A	86	2,522
Take-Two Interactive Software, Inc.(a)	41	9,132
T-Mobile US, Inc.	257	61,272
Uber Technologies, Inc.(a)	471	41,330
VeriSign, Inc.	266	71,519
Walt Disney Company (The)	407	48,478
		1,552,017
Consumer Discretionary — 9.8%
Amazon.com, Inc.(a)	2,479	580,358
Aptiv Holdings Ltd.(a)	50	3,432
AutoZone, Inc.(a)	23	86,672
Axon Enterprise, Inc.(a)	103	77,816
Best Buy Company, Inc.	49	3,188
Carnival Corporation(a)	259	7,710
Chipotle Mexican Grill, Inc.(a)	303	12,993
Darden Restaurants, Inc.	27	5,445
Domino's Pizza, Inc.	8	3,706
Ford Motor Company	891	9,863
General Motors Company	1,659	88,491
Hasbro, Inc.	32	2,405
Hilton Worldwide Holdings, Inc.	54	14,476
Home Depot, Inc. (The)	230	84,527
Las Vegas Sands Corporation	164	8,594
Live Nation Entertainment, Inc.(a)	53	7,828
Marriott International, Inc., Class A	63	16,621
Masco Corporation	48	3,270
MGM Resorts International(a)	62	2,260
NIKE, Inc., Class B	274	20,465
Norwegian Cruise Line Holdings Ltd.(a)	102	2,607
NVR, Inc.(a)	1	7,550
O'Reilly Automotive, Inc.(a)	196	19,271
PulteGroup, Inc.	46	5,194
Ralph Lauren Corporation	9	2,689
Ross Stores, Inc.	75	10,241
Royal Caribbean Cruises Ltd.	62	19,708
Starbucks Corporation	262	23,360
Tapestry, Inc.	47	5,077
Tesla, Inc.(a)	753	232,128
TJX Companies, Inc. (The)	256	31,880
TKO Group Holdings, Inc.	18	3,024
Ulta Beauty, Inc.(a)	10	5,150
Williams-Sonoma, Inc.	28	5,237
Wynn Resorts Ltd.	24	2,617
Yum! Brands, Inc.	64	9,226
		1,425,079
Common Stocks — 99.8% (continued)	Shares	Fair Value
Consumer Staples — 3.2%
Altria Group, Inc.	387	$ 23,971
Coca-Cola Company (The)	981	66,600
Costco Wholesale Corporation	101	94,904
Dollar General Corporation	50	5,245
Dollar Tree, Inc.(a)	48	5,450
Kroger Company (The)	152	10,655
McCormick & Company, Inc.	58	4,097
Monster Beverage Corporation(a)	220	12,925
Philip Morris International, Inc.	355	58,238
Sysco Corporation	110	8,756
Walmart, Inc.	1,821	178,421
		469,262
Energy — 2.0%
Chevron Corporation	474	71,877
EOG Resources, Inc.	126	15,123
EQT Corporation	137	7,364
Expand Energy Corporation	56	5,868
Exxon Mobil Corporation	1,003	111,975
Kinder Morgan, Inc.	502	14,086
Marathon Petroleum Corporation	71	12,083
Phillips 66	93	11,493
Targa Resources Corporation	50	8,321
Valero Energy Corporation	72	9,886
Williams Companies, Inc. (The)	279	16,726
		284,802
Financials — 11.8%
Allstate Corporation (The)	59	11,992
American Express Company	160	47,889
American International Group, Inc.	131	10,170
Ameriprise Financial, Inc.	154	79,801
Aon PLC, Class A	49	17,430
Arch Capital Group Ltd.	85	7,315
Arthur J. Gallagher & Company	58	16,661
Assurant, Inc.	12	2,248
Bank of America Corporation	1,721	81,352
Bank of New York Mellon Corporation (The)	164	16,638
Berkshire Hathaway, Inc., Class B(a)	308	145,338
Blackrock, Inc.	35	38,710
Blackstone, Inc.	169	29,230
Brown & Brown, Inc.	75	6,853
Capital One Financial Corporation	146	31,390
Charles Schwab Corporation (The)	1,186	115,909
Chubb Ltd.	90	23,944
Cincinnati Financial Corporation	35	5,163
Citigroup, Inc.	1,255	117,594
Citizens Financial Group, Inc.	99	4,724
CME Group, Inc.	339	94,337
Fifth Third Bancorp	154	6,402
Globe Life, Inc.	588	82,596
Goldman Sachs Group, Inc. (The)	69	49,928
Hartford Insurance Group, Inc. (The)	64	7,961
Huntington Bancshares, Inc.	331	5,438
Intercontinental Exchange, Inc.	516	95,371
JPMorgan Chase & Company	631	186,928
KeyCorporation	4,308	77,199
KKR & Company, Inc.	206	30,195
Loews Corporation	47	4,255
M&T Bank Corporation	37	6,982

QRAFT AI-ENHANCED U.S. LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2025

Common Stocks — 99.8% (continued)	Shares	Fair Value
Financials — 11.8% (continued)
Marsh & McLennan Companies, Inc.	112	$ 22,310
MetLife, Inc.	154	11,696
Morgan Stanley	367	52,283
Nasdaq, Inc.	131	12,605
Northern Trust Corporation	44	5,720
Principal Financial Group, Inc.	51	3,969
Progressive Corporation (The)	133	32,191
Prudential Financial, Inc.	81	8,390
Raymond James Financial, Inc.	46	7,688
Regions Financial Corporation	204	5,167
Synchrony Financial	86	5,992
Truist Financial Corporation	298	13,026
W R Berkley Corporation	85	5,849
Wells Fargo & Company	741	59,747
Willis Towers Watson PLC	23	7,264
		1,711,840
Health Care — 7.0%
Abbott Laboratories	394	49,719
AbbVie, Inc.	398	75,230
Agilent Technologies, Inc.	66	7,577
Align Technology, Inc.(a)	17	2,193
Amgen, Inc.	122	36,002
Biogen, Inc.(a)	34	4,352
Boston Scientific Corporation(a)	336	35,253
Bristol-Myers Squibb Company	467	20,226
Cardinal Health, Inc.	54	8,382
Cencora, Inc.	44	12,588
Charles River Laboratories International, Inc.(a)	11	1,866
Cigna Group (The)	60	16,043
CVS Health Corporation	288	17,885
DexCom, Inc.(a)	89	7,189
Edwards Lifesciences Corporation(a)	135	10,707
Elevance Health, Inc.	51	14,437
Eli Lilly & Company	216	159,854
Gilead Sciences, Inc.	923	103,644
HCA Healthcare, Inc.	55	19,469
IDEXX Laboratories, Inc.(a)	18	9,618
Incyte Corporation(a)	44	3,295
Insulet Corporation(a)	16	4,614
Intuitive Surgical, Inc.(a)	81	38,968
Johnson & Johnson	551	90,772
McKesson Corporation	125	86,693
Medtronic PLC	290	26,170
Merck & Company, Inc.	576	44,997
Mettler-Toledo International, Inc.(a)	5	6,168
Molina Healthcare, Inc.(a)	12	1,894
Regeneron Pharmaceuticals, Inc.	24	13,091
STERIS PLC	22	4,983
Stryker Corporation	87	34,168
UnitedHealth Group, Inc.	206	51,409
Universal Health Services, Inc., Class B	13	2,164
		1,021,620
Industrials — 9.5%
3M Company	123	18,354
A O Smith Corporation	27	1,911
Allegion plc	20	3,318
AMETEK, Inc.	53	9,797
Amphenol Corporation, Class A	274	29,184
Common Stocks — 99.8% (continued)	Shares	Fair Value
Industrials — 9.5% (continued)
Boeing Company (The)(a)	177	$ 39,266
Carrier Global Corporation	198	13,587
Caterpillar, Inc.	289	126,588
Cintas Corporation	92	20,475
CSX Corporation	434	15,424
Cummins, Inc.	31	11,396
Deere & Company	202	105,923
Delta Air Lines, Inc.	151	8,035
Dover Corporation	31	5,615
Eaton Corporation PLC	89	34,240
Emerson Electric Company	129	18,771
Fastenal Company	263	12,132
GE Vernova, LLC	195	128,758
Generac Holdings, Inc.(a)	13	2,531
General Dynamics Corporation	61	19,008
General Electric Company	242	65,601
Honeywell International, Inc.	145	32,241
Howmet Aerospace, Inc.	92	16,539
Hubbell, Inc.	12	5,250
Illinois Tool Works, Inc.	67	17,150
Jacobs Solutions, Inc.	27	3,830
JB Hunt Transport Services, Inc.	23	3,313
Johnson Controls International plc	150	15,750
Keysight Technologies, Inc.(a)	40	6,556
L3Harris Technologies, Inc.	42	11,542
Lennox International, Inc.	8	4,872
Lockheed Martin Corporation, Class B	53	22,312
Northrop Grumman Corporation	33	19,028
Otis Worldwide Corporation	89	7,626
PACCAR, Inc.	120	11,851
Parker-Hannifin Corporation	29	21,225
Pentair PLC	38	3,884
Quanta Services, Inc.	34	13,809
Republic Services, Inc.	71	16,376
Rockwell Automation, Inc.	239	84,059
RTX Corporation	304	47,901
TE Connectivity plc	67	13,785
Teledyne Technologies, Inc.(a)	11	6,061
Textron, Inc.	41	3,189
Trane Technologies PLC	212	92,873
TransDigm Group, Inc.	13	20,910
Trimble, Inc.(a)	54	4,530
Union Pacific Corporation	138	30,632
United Airlines Holdings, Inc.(a)	74	6,535
United Rentals, Inc.	109	96,241
Veralto Corporation	57	5,975
Waste Management, Inc.	92	21,082
Westinghouse Air Brake Technologies Corporation	39	7,490
WW Grainger, Inc.	11	11,435
Xylem, Inc.	55	7,954
		1,383,720
Materials — 1.0%
Avery Dennison Corporation	18	3,020
Ball Corporation	64	3,665
CF Industries Holdings, Inc.	37	3,435
Corteva, Inc.	156	11,252
Ecolab, Inc.	65	17,014
Freeport-McMoRan, Inc.	333	13,400

QRAFT AI-ENHANCED U.S. LARGE CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2025

Common Stocks — 99.8% (continued)	Shares	Fair Value
Materials — 1.0% (continued)
Linde PLC	107	$ 49,247
Mosaic Company (The)	70	2,521
Newmont Corporation	249	15,463
PPG Industries, Inc.	52	5,486
Sherwin-Williams Company (The)	58	19,191
Steel Dynamics, Inc.	35	4,465
		148,159
Real Estate — 0.2%
CBRE Group, Inc., Class A(a)	68	10,590
SBA Communications Corporation, Class A - REIT	24	5,393
Simon Property Group, Inc. - REIT	75	12,285
		28,268
Technology — 43.6%+
Accenture PLC, Class A	141	37,661
Adobe, Inc.(a)	280	100,153
Advanced Micro Devices, Inc.(a)	377	66,469
Analog Devices, Inc.	113	25,383
Apple, Inc.	3,358	697,021
Applied Materials, Inc.	570	102,634
Arista Networks, Inc.(a)	971	119,647
Autodesk, Inc.(a)	277	83,961
Automatic Data Processing, Inc.	92	28,474
Broadcom, Inc.	1,311	385,042
Broadridge Financial Solutions, Inc.	27	6,683
Cadence Design Systems, Inc.(a)	291	106,090
CDW Corporation	30	5,231
Cisco Systems, Inc.	899	61,204
Cognizant Technology Solutions Corporation, Class A	113	8,109
Coinbase Global, Inc., Class A(a)	251	94,818
Corpay, Inc.(a)	16	5,169
Crowdstrike Holdings, Inc., Class A(a)	56	25,456
Dell Technologies, Inc., Class C	656	87,045
EPAM Systems, Inc.(a)	13	2,050
Equifax, Inc.	28	6,726
F5, Inc.(a)	253	79,295
FactSet Research Systems, Inc.	9	3,626
Fair Isaac Corporation(a)	6	8,620
Fiserv, Inc.(a)	127	17,645
Fortinet, Inc.(a)	840	83,916
Garmin Ltd.	44	9,625
Gartner, Inc.(a)	18	6,096
Gen Digital, Inc.	141	4,158
Hewlett Packard Enterprise Company	270	5,586
HP, Inc.	218	5,406
Intel Corporation	1,013	20,057
International Business Machines Corporation	209	52,908
Intuit, Inc.	153	120,125
Jabil, Inc.	349	77,886
KLA Corporation	109	95,814
Lam Research Corporation	1,019	96,642
Leidos Holdings, Inc.	29	4,630
Mastercard, Inc., Class A	328	185,803
Microchip Technology, Inc.	1,129	76,309
Micron Technology, Inc.	834	91,023
Microsoft Corporation	1,842	982,706
Monolithic Power Systems, Inc.	11	7,824
Moody's Corporation	40	20,629
Motorola Solutions, Inc.	38	16,681
Common Stocks — 99.8% (continued)	Shares	Fair Value
Technology — 43.6%+ (continued)
MSCI, Inc.	18	$ 10,104
NetApp, Inc.	46	4,790
NVIDIA Corporation	6,036	1,073,624
NXP Semiconductors N.V.	381	81,446
ON Semiconductor Corporation(a)	97	5,467
Oracle Corporation	620	157,337
Palantir Technologies, Inc., Class A(a)	1,017	161,042
Palo Alto Networks, Inc.(a)	150	26,040
Paycom Software, Inc.	13	3,010
PayPal Holdings, Inc.(a)	221	15,196
PTC, Inc.(a)	27	5,800
QUALCOMM, Inc.	248	36,396
Roper Technologies, Inc.	24	13,210
S&P Global, Inc.	69	38,026
Salesforce, Inc.	220	56,833
Seagate Technology Holdings PLC	538	84,471
ServiceNow, Inc.(a)	116	109,402
Skyworks Solutions, Inc.	35	2,399
Synopsys, Inc.(a)	173	109,590
Teradyne, Inc.	37	3,975
Texas Instruments, Inc.	208	37,660
Tyler Technologies, Inc.(a)	10	5,846
Verisk Analytics, Inc.	32	8,919
Visa, Inc., Class A	385	133,006
Western Digital Corporation	79	6,217
Workday, Inc., Class A(a)	49	11,240
Zebra Technologies Corporation, Class A(a)	12	4,068
		6,333,150
Utilities — 1.0%
Constellation Energy Corporation	71	24,697
DTE Energy Company	47	6,505
NRG Energy, Inc.	486	81,259
Public Service Enterprise Group, Inc.	114	10,236
Vistra Corporation	78	16,266
		138,963

Total Common Stocks
(Cost $13,082,673)		14,496,880

Total Investments — 99.8%
(Cost $13,082,673)		14,496,880

Other Assets in Excess of Liabilities — 0.2%		34,592

Total Net Assets — 100.0%		$ 14,531,472

LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.